STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
Brazil - 5.9%
Banco do Brasil	52,300		541,958
BRF	177,500	[a]	1,064,945
EDP - Energias do Brasil	208,500		937,152
Minerva	422,300	[a]	1,074,660
Petroleo Brasileiro, ADR	80,306		904,246
YDUQS Part	95,500	[a]	1,073,118
			5,596,079
China - 33.8%
Alibaba Group Holding, ADR	34,699	[a]	7,217,392
Anhui Conch Cement, Cl. H	156,000		1,153,741
China Construction Bank, Cl. H	3,636,399		2,962,358
China Medical System Holdings	376,000		466,006
China Resources Sanjiu Medical & Pharmaceutical, Cl. A	126,600		586,271
China Yangtze Power, Cl. A	165,400		403,582
CNOOC, ADR	9,981		1,380,672
ENN Energy Holdings	125,000		1,400,764
Meituan Dianping, Cl. B	74,200	[a]	949,935
Midea Group, Cl. A	94,900	[a]	731,239
New China Life Insurance, Cl. H	164,600		632,677
PICC Property & Casualty, Cl. H	414,000		432,388
Ping An Insurance Group Company of China, Cl. H	329,000		3,682,819
Shanghai Pharmaceuticals Holding, Cl. H	264,900		486,674
Tencent Holdings	159,750	[a]	7,879,733
Times China Holdings	391,000	[a]	730,599
Wuliangye Yibin, Cl. A	47,300		825,787
			31,922,637
Colombia - 1.1%
Bancolombia, ADR	21,673		1,029,034
Czech Republic - .9%
Moneta Money Bank	267,963	[b]	890,550
Greece - .8%
OPAP	73,114		781,089
Hong Kong - 2.4%
China Overseas Land & Investment	164,000		554,838
China Unicom Hong Kong	1,140,000	[a]	906,264
Galaxy Entertainment Group	120,000		801,371
			2,262,473

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Hungary - 1.6%
Richter Gedeon	73,412		1,491,903
India - 10.3%
ACC	48,930		895,974
Adani Ports & Special Economic Zone	149,966		713,607
Chennai Super Kings Cricket	5,440,206	[a]	1
Hindustan Petroleum	184,831		509,226
Hindustan Unilever	34,733		1,046,713
Housing Development Finance	41,962		1,270,952
ICICI Bank	148,461		1,023,171
ICICI Bank, ADR	34,830		483,092
Larsen & Toubro	56,908		936,856
Maruti Suzuki India	7,562		664,229
Reliance Industries	25,734		477,176
Shriram Transport Finance	62,624		1,046,024
UPL	91,653	[a]	660,732
			9,727,753
Marshall Islands - .7%
Atlas	62,274		660,104
Mexico - 3.7%
America Movil, ADR, Cl. L	71,917		1,142,042
Grupo Aeroportuario del Centro Norte	133,400	[a]	873,271
Grupo Financiero Banorte, Cl. O	148,900		814,135
Wal-Mart de Mexico	235,200		662,116
			3,491,564
Netherlands - .4%
VEON, ADR	210,674		417,134
Philippines - .7%
International Container Terminal Services	306,860	[a]	633,921
Poland - .5%
Play Communications	62,302	[a,b]	486,788
Russia - 6.7%
Gazprom, ADR	211,229		1,288,497
Gazprom, ADR	59,289		360,387
Lukoil	18,345		1,599,345
Lukoil, ADR	6,307		548,351
Sberbank of Russia	414,385		1,477,129
X5 Retail Group, GDR	16,969	[a]	530,568
Yandex, Cl. A	12,536	[a]	509,087
			6,313,364
South Africa - 2.9%
Mediclinic International	119,109		527,117
Sibanye Stillwater	1,110,806	[a,c]	2,240,837
			2,767,954

Description		Shares		Value ($)
Common Stocks - 97.7% (continued)
South Korea - 8.6%
Hyundai Mobis		8,791		1,536,198
Korea Investment Holdings		9,753	[a]	510,098
POSCO, ADR		17,320		697,823
Samsung Electronics		90,346		4,087,255
Shinhan Financial Group		26,397		705,086
SK Hynix		7,533		543,727
				8,080,187
Taiwan - 14.2%
Chailease Holding		476,890		1,757,226
Chicony Electronics		278,000		754,190
MediaTek		152,000		1,756,064
Taiwan Semiconductor Manufacturing		696,638		7,142,805
Win Semiconductors		66,000		579,813
Wiwynn		25,000		578,212
Yageo		68,000		888,436
				13,456,746
Turkey - 1.6%
BIM Birlesik Magazalar		86,124		665,437
Eregli Demir ve Celik Fabrikalari		584,848	[a]	799,183
				1,464,620
United Arab Emirates - .9%
Dubai Islamic Bank		558,758		819,766
Total Common Stocks (cost $81,621,651)				92,293,666

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI Emerging Markets ETF (cost $312,207)		6,757		273,794
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Brazil - .9%
Banco do Estado do Rio Grande do Sul, Cl. B (cost $821,664)	9.77	205,600		822,970
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $366,033)	1.59	366,033	[d]	366,033
Total Investments (cost $83,121,555)		99.3%		93,756,463
Cash and Receivables (Net)		.7%		697,765

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Net Assets	100.0%	94,454,228

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $1,377,338 or 1.46% of net assets.

c Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $77,273 and the value of the collateral was $99,451, consisting of U.S. Government & Agency securities.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Securities Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	22,770,478	69,523,188††	-	92,293,666
Equity Securities - Preferred Stocks	822,970	-	-	822,970
Exchange-Traded Funds	273,794	-	-	273,794
Investment Companies	366,033	-	-	366,033

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the

NOTES

contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 29, 2020, accumulated net unrealized appreciation on investments was $10,634,908, consisting of $15,814,633 gross unrealized appreciation and $5,179,725 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.